REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2016
Total capital to risk-weighted assets
Consolidated	$286,289	15.86%	$144,413	8.00%	NA	NA
Independent Bank	270,855	15.02	144,223	8.00	$180,279	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$265,405	14.70%	$108,309	6.00%	NA	NA
Independent Bank	249,971	13.87	108,167	6.00	$144,223	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$238,996	13.24%	$81,232	4.50%	NA	NA
Independent Bank	249,971	13.87	81,126	4.50	$117,181	6.50%

Tier 1 capital to average assets
Consolidated	$265,405	10.50%	$101,112	4.00%	NA	NA
Independent Bank	249,971	9.90	101,019	4.00	$126,274	5.00%

2015
Total capital to risk-weighted assets
Consolidated	$278,170	16.65%	$133,668	8.00%	NA	NA
Independent Bank	261,894	15.69	133,514	8.00	$166,893	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$257,050	15.38%	$100,251	6.00%	NA	NA
Independent Bank	240,867	14.43	100,136	6.00	$133,514	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$239,271	14.32%	$75,188	4.50%	NA	NA
Independent Bank	240,867	14.43	75,102	4.50	$108,480	6.50%

Tier 1 capital to average assets
Consolidated	$257,050	10.91%	$94,217	4.00%	NA	NA
Independent Bank	240,867	10.23	94,145	4.00	$117,682	5.00%

NA - Not applicable

Components of regulatory capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2016	2015	2016	2015
	(In thousands)
Total shareholders' equity	$248,980	$251,092	$258,814	$259,947
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	3,310	238	3,310	238
Intangible assets	(1,159)	(912)	(1,159)	(912)
Disallowed deferred tax assets	(12,135)	(11,147)	(10,994)	(18,406)
Common equity tier 1 capital	238,996	239,271	249,971	240,867
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(8,091)	(16,721)	—	—
Tier 1 capital	265,405	257,050	249,971	240,867
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	20,884	21,120	20,884	21,027
Total risk-based capital	$286,289	$278,170	$270,855	$261,894